PRINCIPAL ACCOUNTING POLICIES (Movement of accrued warranty cost) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PRINCIPAL ACCOUNTING POLICIES
At beginning of year	¥ 751,440,343	¥ 656,677,245	¥ 643,307,854
Additions	363,159,029	303,652,391	278,417,311
Utilization	(98,525,648)	(85,035,667)	(102,600,327)
Reversal to selling and marketing expense	(123,942,984)	(123,853,626)	(162,447,593)
At end of year	¥ 892,130,740	¥ 751,440,343	¥ 656,677,245